Tangible Fixed Assets	6 Months Ended
Jun. 30, 2020
Tangible Fixed Assets
Tangible Fixed Assets

4.  Tangible Fixed Assets

The movement in tangible fixed assets is reported in the following table:

		Other tangible	Total tangible fixed
Cost	Vessels	assets	assets
As of January 1, 2020	2,859,172	—	2,859,172
Additions	9,548	2,719	12,267
Fully amortized dry-docking component	(2,442)	—	(2,442)
As of June 30, 2020	2,866,278	2,719	2,868,997

Accumulated depreciation
As of January 1, 2020	572,742	—	572,742
Depreciation expense	40,999	—	40,999
Impairment loss on vessels	18,841	—	18,841
Fully amortized dry-docking component	(2,442)	—	(2,442)
As of June 30, 2020	630,140	—	630,140

Net book value
As of December 31, 2019	2,286,430	—	2,286,430
As of June 30, 2020	2,236,138	2,719	2,238,857

All vessels have been pledged as collateral under the terms of the Partnership’s bank loan agreements.

Following the acquisition of (i) the Methane Rita Andrea and the Methane Jane Elizabeth, (ii) the Methane Alison Victoria, the Methane Shirley Elisabeth and the Methane Heather Sally and (iii) the Methane Becki Anne, the Partnership, through its subsidiaries (i) GAS-sixteen Ltd. and GAS-seventeen Ltd., (ii) GAS-nineteen Ltd., GAS-twenty Ltd., GAS-twenty one Ltd ., and (iii) GAS-twenty seven Ltd., respectively, was counter guarantor for the acquisition from BG Group plc of depot spares purchased with respect to the aforementioned vessels. In June 2020, the Partnership acquired from GasLog the relevant spares at a cost of $2,719.

As of June 30, 2020, a number of negative indicators, such as the downward pressure on economic activity and energy demand, as well as the significant uncertainty regarding future LNG demand and, therefore LNG shipping requirements pursuant to the COVID-19 pandemic, combined with our reduced expectations for the estimated rates at which employment for the Partnership’s vessels could be secured over the near-term in the spot market, prompted the Partnership to perform an impairment assessment of its vessels in accordance with the Partnership’s accounting policy. The recoverable amounts (values in use) for three steam turbine propulsion (“Steam”) vessels owned by the Partnership, i.e. the Methane Rita Andrea, the Methane Shirley Elisabeth and the Methane Heather Sally calculated as per above were lower than the respective carrying amounts of these vessels and, consequently, an aggregate impairment loss of $18,841 was recognized in profit or loss in the six months ended June 30, 2020.

The most sensitive and/or subjective assumptions that have the potential to affect the outcome of the impairment assessment for the Steam vessels are the projected charter hire rate used to forecast future cash flows for non-contracted revenue days (the “re-chartering rate”) and the discount rate used. The average re-chartering rate over the remaining useful life of the vessels used in our impairment exercise for the Steam vessels was $39 per day. Increasing/decreasing the average re-chartering rate used by $5 per day would result in an aggregate (decrease)/increase in the impairment charge of $(105,540)/98,878. The discount rate used for the Steam vessels was 5.8% as of June 30, 2020. Increasing/decreasing the discount rate by 0.5% would increase/(decrease) the impairment loss by $21,793/($11,335), respectively.